Income and Social Contribution Taxes - Schedule of Expected Realization of Deferred Tax Assets (Details) R$ in Thousands	Jun. 30, 2024 BRL (R$)
Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	R$ 286,755
2026 [Member]
Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	44,287
2027 [Member]
Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	19,719
2028 [Member]
Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	61,645
2029 [Member]
Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	39,980
2030 to 2035 [Member]
Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	R$ 121,124